                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VUL-2

                                DECEMBER 31, 1995
                                  ANNUAL REPORT


                         SEPARATE ACCOUNT VUL-2 FUNDING
      EQUIBUILDER II-TM-  AND EQUIBUILDER III-TM- FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICIES

                          Principal office located at:
                               #1 Franklin Square
                          Springfield, Illinois  62713

                      Annual Report Dated December 31, 1995


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                DECEMBER 31, 1995
                                  ANNUAL REPORT

                        VARIABLE INSURANCE PRODUCTS FUND

                       VARIABLE INSURANCE PRODUCTS FUND II

                          Principal office located at:
                              82 Devonshire Street
                           Boston, Massachusetts 02109

                      Annual Report Dated December 31, 1995

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   The Annual Report of Separate Account VUL-2 is prepared and provided by The American Franklin Life Insurance Company. The Annual Reports of the Variable
           Insurance Products Fund and the Variable Insurance Products
                  Fund II are prepared by Fidelity Investments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    This Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS
DECEMBER 31, 1995



                                                                          MONEY         EQUITY-
                                                                         MARKET         INCOME         GROWTH        OVERSEAS
                                                                        DIVISION       DIVISION       DIVISION       DIVISION
                                                                    ---------------------------------------------------------------

ASSETS

Investments in Variable Insurance Products Fund and
Variable Insurance Products Fund II, at fair value:
  (Cost: Money Market Division-$1,967,957
  Equity-Income Division-$10,590,137
  Growth Division-$15,959,789
  Overseas Division-$4,613,728
  High Income Division-$410,854
  Investment Grade Bond Division-$1,225,196
  Asset Manager Division-$14,647,315
  Index 500 Division-$945,237
  Asset Manager:  Growth Division-$245,608
  Contrafund Division-$848,898)                                       $1,951,306    $12,774,640    $20,036,144     $4,925,435
                                                                    ---------------------------------------------------------------



Due (to) from General Account                                             (6,078)       (47,378)       (50,760)        (8,841)
                                                                    ---------------------------------------------------------------

NET ASSETS (NOTE 1)                                                   $1,945,228    $12,727,262    $19,985,384     $4,916,594
                                                                    ---------------------------------------------------------------
                                                                    ---------------------------------------------------------------

Unit Value, at December 31, 1995 (Note 4)                             $   115.39    $    204.85    $    193.51     $   137.53
                                                                    ---------------------------------------------------------------
                                                                    ---------------------------------------------------------------
Units Outstanding, at December 31, 1995                                   16,857         62,130        103,278         35,749
                                                                    ---------------------------------------------------------------
                                                                    ---------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS.




                                                                               HIGH            INVESTMENT             ASSET
                                                                              INCOME           GRADE BOND            MANAGER
                                                                             DIVISION           DIVISION             DIVISION

-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments in Variable Insurance Products Fund and
Variable Insurance Products Fund II, at fair value:
  (Cost: Money Market Division-$1,967,957
  Equity-Income Division-$10,590,137
  Growth Division-$15,959,789
  Overseas Division-$4,613,728
  High Income Division-$410,854
  Investment Grade Bond Division-$1,225,196
  Asset Manager Division-$14,647,315
  Index 500 Division-$945,237
  Asset Manager:  Growth Division-$245,608
  Contrafund Division-$848,898)                                              $444,889          $1,322,613         $16,152,213
                                                                -------------------------------------------------------------

Due (to) from General Account                                                  (4,887)                  1             (53,567)
                                                                -------------------------------------------------------------

NET ASSETS (NOTE 1)                                                          $440,002          $1,322,614         $16,098,646
                                                                -------------------------------------------------------------
                                                                -------------------------------------------------------------

Unit Value, at December 31, 1995 (Note 4)                                    $ 125.33          $   131.55         $    148.96
                                                                -------------------------------------------------------------
                                                                -------------------------------------------------------------

United Outstanding, at December 31, 1995                                        3,511              10,054             108,073
                                                                -------------------------------------------------------------
                                                                -------------------------------------------------------------




                                                                               INDEX                ASSET             CONTRA-
                                                                                500              MANAGER:              FUND
                                                                             DIVISION     GROWTH DIVISION            DIVISION
                                                                     --------------------------------------------------------------
ASSETS

Investments in Variable Insurance Products Fund and
Variable Insurance Products Fund II, at fair value:
  (Cost: Money Market Division-$1,967,957
  Equity-Income Division-$10,590,137
  Growth Division-$15,959,789
  Overseas Division-$4,613,728
  High Income Division-$410,854
  Investment Grade Bond Division-$1,225,196
  Asset Manager Division-$14,647,315
  Index 500 Division-$945,237
  Asset Manager:  Growth Division-$245,608
  Contrafund Division-$848,898)                                            $1,054,108            $240,520            $852,150
                                                                   ----------------------------------------------------------------

Due (to) from General Account                                                  (1,399)                226              (1,787)
                                                                   ----------------------------------------------------------------

NET ASSETS (NOTE 1)                                                        $1,052,709            $240,746            $850,363
                                                                   ----------------------------------------------------------------
                                                                   ----------------------------------------------------------------

Unit Value, at December 31, 1995 (Note 4)                                  $   142.98            $ 113.51            $ 119.19
                                                                   ----------------------------------------------------------------
                                                                   ----------------------------------------------------------------

Units Outstanding, at December 31, 1995                                         7,362               2,121               7,135
                                                                   ----------------------------------------------------------------
                                                                   ----------------------------------------------------------------


THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995





                                                       MONEY             EQUITY-
                                                      MARKET              INCOME              GROWTH            OVERSEAS
                                                    DIVISION            DIVISION            DIVISION            DIVISION
                                                  ---------------------------------------------------------------------------------
INVESTMENT INCOME

Income (Note 2)
  Dividends from Variable Insurance Products Fund
  and Variable Insurance Products Fund II            $77,419          $  508,562          $   56,013            $ 25,084
Expenses (Note 3)
  Mortality and expense risk charge                   10,790              67,668             116,690              32,907
                                                  ---------------------------------------------------------------------------------

Net Investment Income                                 66,629             440,894             (60,677)             (7,823)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 2)

  Net realized gain                                        -              40,704             151,058              66,933

  Net unrealized appreciation (depreciation)


   Beginning of year                                     (17)            170,288             336,366             (22,095)

   End of year                                       (16,651)          2,184,503           4,076,355             311,707
                                                  ---------------------------------------------------------------------------------
  Net change in unrealized appreciation
  (depreciation) during the year                     (16,634)          2,014,215           3,739,989             333,802
                                                  ---------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss) on
  Investments                                        (16,634)          2,054,919           3,891,047             400,735
                                                  ---------------------------------------------------------------------------------

Net Increase in Net Assets Resulting From
  Operations                                         $49,995          $2,495,813          $3,830,370            $392,912
                                                  ---------------------------------------------------------------------------------
                                                  ---------------------------------------------------------------------------------


*For the period from May 1, 1995 (date of inception) to December 31, 1995.


SEE NOTES TO FINANCIAL STATEMENTS.



                                                                          HIGH            INVESTMENT             ASSET
                                                                         INCOME           GRADE BOND            MANAGER
                                                                        DIVISION           DIVISION             DIVISION
                                                                      ----------     ----------------------------------------------
Investment Income
   Dividends from Variable Insurance Products Fund
   and Variable Insurance Products Fund II                               $11,133             $31,090            $222,960
Expenses (Note 3)
   Mortality and expense risk charge                                       1,976               9,060             106,138

                                                                      -------------------------------------------------------------
Net Investment Income                                                      9,157              22,030             116,822

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTE 2)

   Net realized gain                                                       1,720               6,701              46,591

   Net unrealized appreciation (depreciation)

    Beginning of year                                                     (1,577)            (29,988)           (330,185)

    End of year                                                           34,035              97,417           1,504,898
                                                                      -------------------------------------------------------------
    Net change in unrealized appreciation
     (depreciation) during the year                                       35,612             127,405           1,835,083
                                                                      -------------------------------------------------------------

Net Realized and Unrealized Gain (Loss) on Investments                    37,332             134,106           1,881,674
                                                                      -------------------------------------------------------------

Net Increase in Net Assets Resulting From Operations                     $46,489            $156,136          $1,998,496
                                                                      -------------------------------------------------------------
                                                                      -------------------------------------------------------------




                                                                          INDEX               ASSET             CONTRA-
                                                                           500              MANAGER:              FUND
                                                                        DIVISION       GROWTH DIVISION*        DIVISION*
                                                                      -----------------------------------------------------------
Investment Income

Income (Note 2)
   Dividends from Variable Insurance Products Fund
   and Variable Insurance Products Fund II                                $2,645             $10,174             $10,531
Expenses (Note 3)
   Mortality and expense risk charge                                       2,694                 181               1,020
                                                                      -----------------------------------------------------------

Net Investment Income                                                        (49)              9,993               9,511

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTE 2)

   Net realized gain                                                       5,233                 850               3,999

   Net unrealized appreciation (depreciation)

    Beginning of year                                                        602                   -                   -

    End of year                                                          108,871              (5,088)              3,252
                                                                      -----------------------------------------------------------
   Net change in unrealized appreciation
    (depreciation) during the year                                       108,269              (5,088)              3,252
                                                                      -----------------------------------------------------------

Net Realized and Unrealized Gain (Loss) on Investments                   113,502              (4,238)              7,251
                                                                      -----------------------------------------------------------

Net Increase in Net Assets Resulting From Operations                    $113,453              $5,755             $16,762
                                                                      -----------------------------------------------------------
                                                                      -----------------------------------------------------------


THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENTS OF CHANGES IN NET ASSETS



                                                                           MONEY         EQUITY
                                                                          MARKET         INCOME          GROWTH         OVERSEAS
FOR THE YEAR ENDED DECEMBER 31, 1995                                    DIVISION       DIVISION        DIVISION         DIVISION
                                                                   --------------------------------------------------------------

CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income                                             $     66,629  $     440,894   $     (60,677)  $       (7,823)
  Net realized gain on investments                                             -         40,704         151,058           66,933
  Net change in unrealized appreciation
   (depreciation) on investments                                         (16,634)     2,014,215       3,739,989          333,802
                                                                   --------------------------------------------------------------
  Net increase in net assets from operations                              49,995      2,495,813       3,830,370          392,912
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                                       9,553,276      4,440,835       6,313,439        2,213,517
  Transfers for policy related transactions                           (1,532,534)    (1,949,178)     (3,063,501)        (971,018)
  Transfers between Separate Account VUL-2's
    Divisions, net                                                    (7,343,769)     2,161,554       3,028,169          194,533
                                                                   --------------------------------------------------------------
Net increase in net assets from policy related
  transactions                                                           676,973      4,653,211       6,278,107        1,437,032
                                                                   --------------------------------------------------------------

Increase in Net Assets                                                   726,968      7,149,024      10,108,477        1,829,944
Net Assets, Beginning of Year                                          1,218,260      5,578,238       9,876,907        3,086,650
                                                                   --------------------------------------------------------------

Net Assets, End of Year                                               $1,945,228   $ 12,727,262   $  19,985,384   $    4,916,594
                                                                   --------------------------------------------------------------
                                                                   --------------------------------------------------------------

FOR THE YEAR ENDED DECEMBER 31, 1994

CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income                                             $     28,075  $     226,821   $     278,116   $       (3,726)
  Net realized gain (loss) on investments                                      -         43,656          85,150           27,974
  Net change in unrealized appreciation
   (depreciation) on investments                                             (18)       (33,647)       (241,279)         (84,525)
                                                                   --------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                                              28,057        236,830         121,987          (60,277)
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                                       7,848,846      2,600,975       4,792,317        1,640,011
  Transfers for policy related transactions                             (630,793)    (1,075,174)     (1,746,905)        (416,868)
  Transfers between Separate Account VUL-2's
    Divisions, net                                                    (6,464,312)     1,059,803       1,792,148        1,416,018
                                                                   --------------------------------------------------------------
Net increase in net assets from policy related
  transactions                                                           753,741      2,585,604       4,837,560        2,639,161
                                                                   --------------------------------------------------------------

Increase in Net Assets                                                   781,798      2,822,434       4,959,547        2,578,884
Net Assets, Beginning of Year                                            436,462      2,755,804       4,917,360          507,766
                                                                   --------------------------------------------------------------

Net Assets, End of Year                                             $  1,218,260  $   5,578,238   $   9,876,907   $    3,086,650
                                                                   --------------------------------------------------------------
                                                                   --------------------------------------------------------------



*For the period from May 1, 1995 (date of inception) to December 31, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                   HIGH     INVESTMENT          ASSET                 INDEX
                                                 INCOME     GRADE BOND        MANAGER                   500
FOR THE YEAR ENDED DECEMBER 31, 1995           DIVISION       DIVISION       DIVISION              DIVISION
                                             ------------------------------------------------------------------

CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income                      $    9,157     $   22,030  $     116,822           $       (49)
  Net realized gain on investments                1,720          6,701         46,591                 5,233
  Net change in unrealized appreciation
   (depreciation) on investments                 35,612        127,405      1,835,083               108,269
                                             ------------------------------------------------------------------
Net increase in net assets from operations       46,489        156,136      1,998,496               113,453
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                147,592        357,309      5,308,184               387,804
  Transfers for policy related transactions     (67,407)      (189,702)    (2,682,494)             (102,537)
  Transfers between Separate Account VUL-2's
    Divisions, net                              175,345        135,745      1,269,576               525,783
                                             ------------------------------------------------------------------
Net increase in net assets from policy
  related transactions                          255,530        303,352      3,895,266               811,050
                                             ------------------------------------------------------------------

Increase in Net Assets                          302,019        459,488      5,893,762               924,503
Net Assets, Beginning of Year                   137,983        863,126     10,204,884               128,206
                                             ------------------------------------------------------------------

Net Assets, End of Year                      $  440,002     $1,322,614  $  16,098,646           $ 1,052,709
                                             ------------------------------------------------------------------
                                             ------------------------------------------------------------------

FOR THE YEAR ENDED DECEMBER 31, 1994

CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income                      $    4,778     $   (2,402) $     238,112           $      (176)
  Net realized gain (loss) on investments        (3,694)        (4,530)        36,435                   (49)
  Net change in unrealized appreciation
   (depreciation) on investments                 (2,801)       (21,645)      (791,743)                  660
                                             ------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                     (1,717)       (28,577)      (517,196)                  435
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                 71,051        342,943      5,269,101                55,082
  Transfers for policy related transactions     (25,971)      (152,486)    (1,934,246)              (16,041)
  Transfers between Separate Account VUL-2's
    Divisions, net                               42,837        137,259      2,086,210                72,633
                                             ------------------------------------------------------------------
Net increase in net assets from policy
  related transactions                           87,917        327,716      5,421,065               111,674
                                             ------------------------------------------------------------------

Increase in Net Assets                           86,200        299,139      4,903,869               112,109
Net Assets, Beginning of Year                    51,783        563,987      5,301,015                16,097
                                             ------------------------------------------------------------------

Net Assets, End of Year                      $  137,983     $  863,126  $  10,204,884           $   128,206
                                             ------------------------------------------------------------------
                                             ------------------------------------------------------------------

                                                                                        ASSET                   CONTRA-
                                                                                     MANAGER:                      FUND
FOR THE YEAR ENDED DECEMBER 31, 1995                                          GROWTH DIVISION*                 DIVISION*

                                                                           ---------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS
  Net investment income                                                         $     9,993                  $     9,511
  Net realized gain on investments                                                      850                        3,999
  Net change in unrealized appreciation
   (depreciation) on investments                                                     (5,088)                       3,252
                                                                             -------------------------------------------
Net increase in net assets from operations                                            5,755                       16,762
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                                                     91,291                      362,528
  Transfers for policy related transactions                                         (10,306)                     (51,008)
  Transfers between Separated Account VUL-2's
    Divisions, net                                                                  154,006                      522,081
                                                                             -------------------------------------------

Net increase in net assets from policy related
  transactions                                                                      234,991                      833,601
                                                                             -------------------------------------------

Increase in Net Assets                                                              240,746                      850,363
Net Assets, Beginning of Year                                                            --                           --
                                                                             -------------------------------------------

Net Assets, End of Year                                                         $   240,746                  $   850,363
                                                                             -------------------------------------------
                                                                             -------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995

     1.   NATURE OF OPERATIONS

          The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL-2 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of ten investment divisions, was established on April 9, 1991 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of two mutual funds, sponsored by Fidelity Investments, Variable Insurance Products Fund and Variable Insurance Products Fund II (Funds). The Money Market, Equity-Income, Growth, Overseas, and High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund, while the Investment Grade Bond, Asset Manager, Index 500, Asset Manager: Growth and Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on September 30, 1991.

          The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder II-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder II Policies). The Account also supports the operations of American Franklin's EquiBuilder III-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder III Policies) (the EquiBuilder II Policies and the EquiBuilder III Policies are referred to collectively as the
          Policies).   At December 31, 1995, American Franklin had obtained the
          necessary state insurance department approvals for the sale of the EquiBuilder III Policies in 42 states.

          Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business American Franklin may conduct.

          The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for (i) the unearned portion of the monthly charges for mortality costs and administrative expenses made under the Policies and (ii) other policy benefits.

     2.   SIGNIFICANT ACCOUNTING POLICIES

          The significant accounting policies of the Account are as follows:

          Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of the Funds' shares are determined based on the specific identification method.

          The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1995

     3.   SALES AND ADMINISTRATIVE CHARGES

          Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. With respect to the EquiBuilder III Policies, American Franklin makes a sales expense deduction equal to 5% of each premium paid during any policy year up to a "target premium", which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person (no sales expense deduction is made for premiums in excess of the target premium paid during that policy year). The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin makes a charge against each Policy Account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance, and additional benefits, if any. In addition, American Franklin will make charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyholder. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $7,806,000 in 1995.

          During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if: the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one target premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge with respect to the EquiBuilder II Policies will equal 30% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years, and the surrender charge with respect to the EquiBuilder III Policies will equal 25% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1995

4.  SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

    Unit value information and a summary of changes in outstanding units is shown below:

FOR THE YEAR ENDED DECEMBER 31, 1995



                                                                 MONEY        EQUITY-                                         HIGH
                                                                MARKET         INCOME         GROWTH        OVERSEAS        INCOME
                                                              DIVISION       DIVISION       DIVISION        DIVISION      DIVISION
                                                            -------------------------------------------------------- -------------

Unit value, beginning of year                                  $109.84        $153.57        $144.57         $126.11       $104.96
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------

Unit value, end of year                                        $115.39        $204.85        $193.51         $137.53       $125.33
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------

Number of units outstanding,
   beginning of year                                            11,091         36,324         68,319          24,475         1,315

Net contract purchase payments                                  84,654         24,310         35,459          16,902         1,244

Transfers for policy related
   transactions                                                 (5,602)       (10,424)       (16,243)         (7,312)         (529)

Transfers between Separate Account
   VUL-2's Divisions, Net                                      (73,286)        11,920         15,743           1,684         1,481
                                                            ----------------------------------------------------------------------

Number of units outstanding, end of year                        16,857         62,130        103,278          35,749         3,511
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------



                                                             INVESTMENT                                       ASSET
                                                               GRADE           ASSET          INDEX         MANAGER:       CONTRA-
                                                                BOND          MANAGER          500           GROWTH         FUND
                                                              DIVISION       DIVISION       DIVISION       DIVISION*     DIVISION*
                                                            ----------------------------------------------------------------------

Unit value, beginning of year                                  $113.42        $128.65        $105.21      $        -      $      -
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------

Unit value, end of year                                        $131.55        $148.96        $142.98         $113.51       $119.19
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------

Number of units outstanding,
   beginning of year                                             7,610         79,326          1,219               -             -

Net contract purchase payments                                   2,892         38,534          2,942             823         3,069

Transfers for policy related transactions                       (1,543)       (19,225)          (767)            (94)         (416)

Transfers between Separate Account
   VUL-2's Divisions, Net                                        1,095          9,438          3,968           1,392         4,482
                                                            ----------------------------------------------------------------------

Number of units outstanding, end of year                        10,054        108,073          7,362           2,121         7,135
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------


*For the period from May 1, 1995 (date of inception) to December 31, 1995.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1995

     5.   REMUNERATION OF MANAGEMENT

          The Account incurs no liability for remuneration to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

                         REPORT OF INDEPENDENT AUDITORS



Board of Directors
The American Franklin Life Insurance Company
Policyowners of Separate Account VUL-2


We have audited the accompanying statement of net assets of Separate Account VUL-2 (comprising, respectively, the Money Market, Equity-Income, Growth, Overseas, High Income, Investment Grade Bond, Asset Manager, Index 500, Asset
Manager: Growth and Contrafund Divisions) as of December 31, 1995, and the related statements of operations and changes in net assets for the Money Market, Equity-Income, Growth, Overseas, High Income, Investment Grade Bond, Asset Manager, and Index 500 Divisions for the year then ended and for the Asset
Manager: Growth and Contrafund Divisions for the period from May 1, 1995 (date of inception) to December 31, 1995. These financial statements are the responsibility of Separate Account VUL-2 management. Our responsibility is to express an opinion on these financial statements based on our audit. The statement of changes in net assets for the year ended December 31, 1994, was audited by other auditors whose report dated February 1, 1995, expressed an unqualified opinion on that statement.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1995 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VUL-2 at December 31, 1995, and the results of their operations and changes in net assets for the Money Market, Equity-Income, Growth, Overseas, High Income, Investment Grade Bond, Asset Manager, and Index 500 Divisions for the year then ended and for the Asset
Manager: Growth and Contrafund Divisions for the period from May 1, 1995 (date of inception) to December 31, 1995 in conformity with generally accepted accounting principles.



                                        Ernst & Young LLP


Chicago, Illinois
February 9, 1996